Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% and a “Software Enterprise” (“SE”) is entitled to a two-year income tax exemption starting from the first profit making year, followed by a reduction of half the applicable tax rate for the subsequent three years. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. The SE is subject to relevant governmental authorities’ annual assessment based on self-assessment supporting documents filed with the tax authorities each year.

Certain PRC subsidiaries and VIEs, including Beijing QIYI Century, Shanghai Zhong Yuan, Tianjin Skymoons and Beijing iQIYI are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2019, 2020 or 2021. Chengdu Skymoons, qualified as SEs, is entitled to an exemption from the enterprise income tax for two years beginning from 2014, and a reduced tax rate of 12.5% for the subsequent three years. The qualification as a “SE” is subject to annual evaluation by the relevant authorities in China.

The other PRC subsidiaries and consolidated VIEs and VIE’s subsidiaries are subject to the 25% EIT rate.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Non-PRC	(23,273)	99,787	(670,529)	(97,524)
PRC	(3,037,661)	(3,844,284)	(8,311,901)	(1,208,915)
	(3,060,934)	(3,744,497)	(8,982,430)	(1,306,439)

Income tax expense/(benefit) for the years ended December 31, 2016, 2017 and 2018 consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax expense	12,610	4,649	123,887	18,018
Deferred income tax expense/(benefit)	478	(12,214)	(45,086)	(6,557)
	13,088	(7,565)	78,801	11,461

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(765,234)	(936,124)	(2,245,608)	(326,610)
Effect of differing tax rates in different jurisdictions	5,248	(35,888)	172,111	25,033
Non-deductible expenses	69,065	171,784	380,327	55,316
Deemed income	230,891	—	—	—
Research and development super-deduction	(10,746)	(10,746)	(40,466)	(5,886)
Effect of PRC preferential tax rates and tax holiday	179,266	320,114	709,165	103,144
Other adjustments	17,025	10,393	(51,451)	(7,483)
Change in valuation allowance	287,573	472,902	1,154,723	167,947
Income tax expense/(benefit)	13,088	(7,565)	78,801	11,461

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	40,808	39,933	5,808
Bad debt provision	5,110	26,222	3,814
Net operating losses carried forward	512,297	666,887	96,995
Recorded cost relating to capitalized assets	910,153	1,976,584	287,482
Fixed assets depreciation	12,172	14,784	2,150
Valuation allowance	(1,446,445)	(2,620,045)	(381,070)
Deferred tax assets, net	34,095	104,365	15,179
Deferred tax liabilities:
Long-lived assets arising from acquisitions	24,970	176,897	25,729

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	11,380	23,873	3,472
Deferred tax liabilities	2,255	96,405	14,022

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2017 and 2018, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2017 and 2018, the Group had net operating losses of RMB3,191,546 and RMB4,055,310 (US$589,820) deriving from entities in the PRC per income tax returns filed, which can be carried forward to offset future taxable income. The net operating losses of entities not qualified as HNTEs will expire between 2019 and 2023 if not utilized, and further to 2028 for qualified HNTEs according to the public announcement made by the State Administration of Taxation in China in August 2018.

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented.

The Group evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss. As of the years ended December 31, 2016, 2017 and 2018, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations. The Group did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2016, 2017 and 2018. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Group’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax filings from 2013 through 2018 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.